Note 7. Advances from Third Parties	12 Months Ended
Dec. 31, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
Note 7. Advances from Third Parties

The Company received working capital advances totaling $333,857 and $343,560 during the years ended December 31, 2014 and 2013, respectively. The total advances outstanding as of December 31, 2014 and 2013 were $0 and $31,250, respectively. These advances are non-interest bearing and payable upon demand. The Company recognized imputed interest of $7,384 and $24,047 during the years ended December 31, 2014 and 2013, respectively. The imputed interest was recorded as an increase in additional paid in capital.